Nationwide Risk-Managed Income ETF
Schedule of Investments
May 31, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 100.6%
	Communication Services - 20.3%
19,959	Activision Blizzard, Inc.	$1,941,013
5,061	Alphabet, Inc. - Class A (a)	11,928,018
5,522	Alphabet, Inc. - Class C (a)	13,316,634
6,975	Baidu, Inc. - ADR (a)	1,368,983
4,979	Charter Communications, Inc. - Class A (a)	3,458,065
117,943	Comcast Corporation - Class A	6,762,852
7,406	Electronic Arts, Inc.	1,058,540
40,775	Facebook, Inc. - Class A (a)	13,403,967
8,615	Fox Corporation - Class A	321,770
6,565	Fox Corporation - Class B	238,178
6,921	Match Group, Inc. (a)	992,333
7,709	NetEase, Inc. - ADR	909,122
11,396	Netflix, Inc. (a)	5,730,022
106,844	Sirius XM Holdings, Inc.	667,775
32,038	T-Mobile US, Inc. (a)	4,531,775
		66,629,047
	Consumer Discretionary - 17.5%
8,496	Amazon.com, Inc. (a)	27,383,202
1,042	Booking Holdings, Inc. (a)	2,460,735
6,031	Dollar Tree, Inc. (a)	588,023
17,525	eBay, Inc.	1,066,922
21,416	JD.com, Inc. - ADR (a)	1,583,499
3,218	Lululemon Athletica, Inc. (a)	1,039,832
8,361	Marriott International, Inc. - Class A (a)	1,200,472
1,274	MercadoLibre, Inc. (a)	1,730,946
1,792	O’Reilly Automotive, Inc. (a)	958,935
6,763	Peloton Interactive, Inc. - Class A (a)	746,027
8,883	Pinduoduo, Inc. - ADR (a)	1,109,309
9,170	Ross Stores, Inc.	1,158,996
30,342	Starbucks Corporation	3,455,347
20,125	Tesla, Inc. (a)	12,582,553
13,568	Trip.com Group, Ltd. - ADR (a)	567,821
		57,632,619
	Consumer Staples - 5.2%
11,397	Costco Wholesale Corporation	4,311,143
36,295	Keurig Dr Pepper, Inc.	1,341,463
31,535	Kraft Heinz Company	1,374,611
36,417	Mondelez International, Inc. - Class A	2,313,572
13,591	Monster Beverage Corporation (a)	1,281,224
35,577	PepsiCo, Inc.	5,263,261
22,261	Walgreens Boots Alliance, Inc.	1,172,264
		17,057,538
	Health Care - 6.6%
5,663	Alexion Pharmaceuticals, Inc. (a)	999,803
2,025	Align Technology, Inc. (a)	1,195,054
14,862	Amgen, Inc.	3,536,265
3,927	Biogen, Inc. (a)	1,050,394
7,889	Cerner Corporation	617,314
2,474	DexCom, Inc. (a)	913,871
32,401	Gilead Sciences, Inc.	2,142,030
2,158	IDEXX Laboratories, Inc. (a)	1,204,401
3,745	Illumina, Inc. (a)	1,519,122
5,662	Incyte Corporation (a)	474,362
3,017	Intuitive Surgical, Inc. (a)	2,540,857
10,307	Moderna, Inc. (a)	1,906,898
2,711	Regeneron Pharmaceuticals, Inc. (a)	1,362,088
4,668	Seagen, Inc. (a)	725,174
6,688	Vertex Pharmaceuticals, Inc. (a)	1,395,317
		21,582,950

	Industrials - 1.8%
2,706	Cintas Corporation	956,679
6,055	Copart, Inc. (a)	781,156
19,656	CSX Corporation	1,967,959
14,793	Fastenal Company	784,621
8,924	PACCAR, Inc.	817,081
4,192	Verisk Analytics, Inc.	724,503
		6,031,999
	Information Technology - 48.2% (b)
12,330	Adobe, Inc. (a)	6,221,471
31,237	Advanced Micro Devices, Inc. (a)	2,501,459
9,478	Analog Devices, Inc.	1,560,079
2,231	ANSYS, Inc. (a)	753,944
284,693	Apple, Inc.	35,475,595
23,644	Applied Materials, Inc.	3,265,946
1,996	ASML Holding NV - NY	1,348,238
3,430	Atlassian Corporation plc - Class A (a)	800,150
5,663	Autodesk, Inc. (a)	1,618,825
11,035	Automatic Data Processing, Inc.	2,163,081
10,502	Broadcom, Inc.	4,960,410
7,179	Cadence Design Systems, Inc. (a)	911,661
3,598	CDW Corporation	595,181
3,582	Check Point Software Technologies, Ltd. (a)	419,022
108,922	Cisco Systems, Inc.	5,761,974
13,666	Cognizant Technology Solutions Corporation - Class A	977,939
4,783	DocuSign, Inc. (a)	964,348
17,247	Fiserv, Inc. (a)	1,986,854
104,818	Intel Corporation	5,987,204
7,023	Intuit, Inc.	3,083,729
3,963	KLA Corporation	1,255,835
3,683	Lam Research Corporation	2,393,398
17,296	Marvell Technology, Inc.	835,397
6,904	Maxim Integrated Products, Inc.	704,277
6,927	Microchip Technology, Inc.	1,087,193
28,839	Micron Technology, Inc. (a)	2,426,513
127,875	Microsoft Corporation	31,927,831
15,980	NVIDIA Corporation	10,383,484
7,138	NXP Semiconductors NV	1,509,116
3,090	Okta, Inc. (a)	687,340
9,275	Paychex, Inc.	938,074
30,198	PayPal Holdings, Inc. (a)	7,852,083
29,294	QUALCOMM, Inc.	3,941,215
4,237	Skyworks Solutions, Inc.	720,290
4,169	Splunk, Inc. (a)	505,283
3,927	Synopsys, Inc. (a)	998,793
23,714	Texas Instruments, Inc.	4,501,391
2,876	VeriSign, Inc. (a)	632,490
4,599	Workday, Inc. - Class A (a)	1,051,883
6,288	Xilinx, Inc.	798,576
6,049	Zoom Video Communications, Inc. - Class A (a)	2,005,425
		158,512,997
	Utilities - 1.0%
12,797	American Electric Power Company, Inc.	1,100,542
25,165	Exelon Corporation	1,135,445
13,838	Xcel Energy, Inc.	980,837
		3,216,824
	TOTAL COMMON STOCKS (Cost $290,182,278)	330,663,974

Contracts			Notional Amount
	PURCHASED OPTIONS (c) - 0.1%
241	Nasdaq 100 Index Put, Expiration 6/18/2021, Exercise Price: $12,175.00		329,844,891	415,725
	TOTAL PURCHASED OPTIONS (Cost $1,342,878)			415,725

Shares	SHORT-TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
157,517	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (d)			157,517
	TOTAL SHORT-TERM INVESTMENTS (Cost $157,517)			157,517

	Total Investments (Cost $291,682,673) - 100.8%			331,237,216
	Liabilities in Excess of Other Assets - (0.8)%			(2,686,121)
	TOTAL NET ASSETS - 100.0%			$328,551,095

	Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	NY	New York Registry Shares.
	(a)	Non-income producing security.
	(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(c)	Exchange traded.
	(d)	Rate shown is the annualized seven-day yield as of May 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Nationwide Risk-Managed Income ETF
Schedule of Written Options
May 31, 2021 (Unaudited)

Contracts		Security Description	Notional Amount	Value
		WRITTEN OPTIONS (a) - (0.8)%
241		Nasdaq 100 Index Call, Expiration: 6/18/2021, Exercise Price: $13,925.00	(329,844,891)	$(2,711,250)
		TOTAL WRITTEN OPTIONS (Premiums Received $2,892,979)		$(2,711,250)

	(a)	Exchange traded.

Summary of Fair Value Disclosure at May 31, 2021 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2021:
Nationwide Risk-Managed Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$330,663,974	$-	$-	$330,663,974
Purchased Options	-	415,725	-	415,725
Short-Term Investments	157,517	-	-	157,517
Total Investments in Securities	$330,821,491	$415,725	$-	$331,237,216

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$-	$(2,711,250)	$-	$(2,711,250)
Total Written Options	$-	$(2,711,250)	$-	$(2,711,250)

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended May 31, 2021, the Fund did not recognize any transfers to or from Level 3.